Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 60,795	$ 38,013
Concentration risk, percentage	100.00%	100.00%
China [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 13,402	$ 31,787
Concentration risk, percentage	22.00%	84.00%
Singapore [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 47,393	$ 6,226
Concentration risk, percentage	78.00%	16.00%